Leases (Operating Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities, Lessee
Right-of-use asset	$ 61	$ 64
Lease liabilities, Current	3	5
Lease liabilities, Long-term	60	61
Total lease liabilities	63	66
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	7	7
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 7	$ 16
Weighted average remaining lease term (years)	43 years	39 years
Weighted average discount rate - operating leases	3.96%	4.07%